Related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Related Party [Abstract]
Salaries and benefits	$ 1,308	$ 1,082	$ 3,589	$ 2,590
Share-based compensation	1,108	425	3,245	2,106
Compensation expense	$ 2,416	$ 1,507	$ 6,834	$ 4,696